Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying Consolidated Balance Sheets at December 31, 2022 and June 30, 2023, are analyzed as follows:

	December 31,	June 30,
Vessel (Borrower)	2022	2023
(a) “Pyxis Malou” (Fourthone)	$6,616	$—
(b) “Pyxis Theta” (Seventhone)	12,550	11,950
(c) “Pyxis Epsilon” (Eighthone)	14,900	14,300
(d) “Pyxis Karteria” (Tenthone)	11,800	15,050
(e) “Pyxis Lamda” (Eleventhone)	19,884	18,253
Total	$65,750	$59,553

	December 31,	June 30,
	2022	2023

Current portion	$6,100	$5,776
Less: Current portion of deferred financing costs	(271)	(217)
Current portion of long-term debt, net of deferred financing costs, current	$5,829	$5,559

Long-term portion	$59,650	$53,777
Less: Non-current portion of deferred financing costs	(603)	(391)
Long-term debt, net of current portion and deferred financing costs, non-current	$59,047	$53,386

Schedule of Principal Payments	The annual principal payments required to be made after June 30, 2023, are as follows:
To June 30,	Amount
2024	$5,777
2025	5,327
2026	24,377
2027 and thereafter	24,072
Total	$59,553